Disposal of subsidiaries (Details Narrative) - Disposition of Subsidiaries [Member] - Share Transfer Agreement [Member]	1 Months Ended
Jan. 20, 2025 USD ($)
Issued and outstanding equity percentage	100.00%
Purchase price	$ 1,281